Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current
Cash	$ 2,002,741	$ 29,892,966
Accounts receivable	58,542,074	75,641,780
Inventories	230,018,902	249,606,756
Prepaid expenses and other current assets	1,860,117	1,553,276
Current assets	292,423,834	356,694,778
Non-current
Other non-current assets	7,646,954	6,994,815
Property, plant and equipment	190,020,538	198,536,683
Right-of-use assets	85,697,681	89,663,139
Intangible assets	183,052,914	175,703,257
Contract asset	13,072,979	13,528,646
Non-current assets	479,491,066	484,426,540
Total assets	771,914,900	841,121,318
Current
Trade and other payables	66,758,623	92,424,961
Deferred revenue and other deferred liabilities	10,473,496	18,267,139
Current portion of long-term debt and other debts	31,886,443	27,056,476
Current portion of lease liabilities	8,236,230	7,984,563
Current liabilities	117,354,792	145,733,139
Non-current
Long-term debt and other debts	247,688,441	197,885,889
Lease liabilities	81,167,262	83,972,023
Share warrant obligations	8,579,583	29,582,203
Conversion options on convertible debt instruments	6,026,498	25,034,073
Non-current liabilities	343,461,784	336,474,188
Total liabilities	460,816,576	482,207,327
SHAREHOLDERS’ EQUITY
Share capital	489,454,628	489,362,920
Contributed surplus	140,757,712	139,569,185
Deficit	(296,708,772)	(255,746,097)
Cumulative translation adjustment	(22,405,244)	(14,272,017)
Total shareholders’ equity	311,098,324	358,913,991
Total shareholders’ equity and liabilities	$ 771,914,900	$ 841,121,318